STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2022	Jul. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance	13,387		13,387	13,388
Number of shares available for grant	13,969		13,969	13,970
Stock price	$ 2.96		$ 2.96	$ 5.24
Fair value of all options, vested	$ 0	$ 0		$ 0	$ 0
Unrecognized compensation expense	$ 0		$ 0	0
Options issued	0		0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate intrinsic value outstanding stock options
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance						27,091
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance						27,273
Stock price	$ 2.96		$ 2.96	$ 5.24